CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)
Balance at Dec. 31, 2007	$ (2,003,712)	$ 0	$ 1,121,012	$ 396	$ (3,125,120)
Increase (Decrease) in Stockholders' Equity
Capital contribution from DISH (Note 15)	5,221	0	5,221
Dividends to DISH Orbital Corporation (Note 15)	(1,150,000)				(1,150,000)
Stock-based compensation	15,349		15,349
Income tax (expense) benefit related to stock awards and other	947		947
Change in unrealized holding gains (losses) on available-for-sale securities, net	(4,811)			(4,811)
Deferred income tax (expense) benefit attributable to unrealized holding gains (losses) on available-for-sale securities	(1,577)			(1,577)
Capital distribution to affiliate	(130,299)				(130,299)
Capital contribution to DISH in connection with the Spin-off	(1,033,276)			(2,800)	(1,030,476)
Net income (loss)	1,092,481	0			1,092,481
Balance at Dec. 31, 2008	(3,209,677)		1,142,529	(8,792)	(4,343,414)
Increase (Decrease) in Stockholders' Equity
Dividends to DISH Orbital Corporation (Note 15)	(1,050,000)				(1,050,000)
Stock-based compensation	12,227		12,227
Income tax (expense) benefit related to stock awards and other	(142)		(142)
Change in unrealized holding gains (losses) on available-for-sale securities, net	12,625			12,625
Net income (loss)	603,655				603,655
Balance at Dec. 31, 2009	(3,631,312)		1,154,614	3,833	(4,789,759)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	15,387		15,387
Income tax (expense) benefit related to stock awards and other	559		559
Change in unrealized holding gains (losses) on available-for-sale securities, net	(68)			(68)
Capital transaction with EchoStar in connection with purchases of strategic investments, net of tax of $2,895 (see Note 15)	(9,103)				(9,103)
Capital distribution to affiliate	(266,699)				(266,699)
Net income (loss)	948,676				948,676
Balance at Dec. 31, 2010	$ (2,942,560)		$ 1,170,560	$ 3,765	$ (4,116,885)